ACQUISITIONS - Estimated Useful Lives (Details)															12 Months Ended
	Jan. 22, 2016	Jan. 01, 2016	Dec. 17, 2015	Aug. 14, 2015	Jun. 02, 2015	May 29, 2015	May 18, 2015	Apr. 16, 2015	Mar. 05, 2015	Feb. 17, 2015	Dec. 19, 2014	Nov. 19, 2014	Nov. 14, 2014	Jul. 01, 2014	Mar. 31, 2016
Customer relationship | Shanghai Huajian Management
Acquisitions
Estimated useful lives														5 years 6 months
Customer relationship | Gold iKang Shenyang Hospital
Acquisitions
Estimated useful lives											5 years
Customer relationship | iKang Tianjin Hedong Dongrun
Acquisitions
Estimated useful lives										5 years
Customer relationship | iKang Tianjin Hexi Fenghui
Acquisitions
Estimated useful lives										5 years
Customer relationship | WA HK
Acquisitions
Estimated useful lives									3 years
Customer relationship | Chengdu Ommay
Acquisitions
Estimated useful lives								5 years
Customer relationship | Yinchuan Ciming
Acquisitions
Estimated useful lives					5 years
Customer relationship | Beijing Tianzhikangjian
Acquisitions
Estimated useful lives							4 years 6 months
Customer relationship | Yantai Hongkang
Acquisitions
Estimated useful lives						5 years
Customer relationship | Shandong Ciming Clinics
Acquisitions
Estimated useful lives				5 years
Customer relationship | Wuhan Xiandai Sunny
Acquisitions
Estimated useful lives		5 years
Customer relationship | Xi'an iKang
Acquisitions
Estimated useful lives			5 years
Customer relationship | Guizhou Wishstar
Acquisitions
Estimated useful lives	5 years
Favorable lease contracts | iKang Shenyang Ningshan Hospital
Acquisitions
Estimated useful lives												2 years 9 months 18 days
Operating licenses | Shanghai Huajian Management
Acquisitions
Estimated useful lives														3 years
Operating licenses | iKang Shenyang Hospital
Acquisitions
Estimated useful lives													4 years
Operating licenses | iKang Shenyang Ningshan Hospital
Acquisitions
Estimated useful lives												5 years
Operating licenses | Gold iKang Shenyang Hospital
Acquisitions
Estimated useful lives											2 years 6 months
Operating licenses | iKang Tianjin Hedong Dongrun
Acquisitions
Estimated useful lives										1 year 4 months 24 days
Operating licenses | iKang Tianjin Hexi Fenghui
Acquisitions
Estimated useful lives										1 year 10 months 24 days
Operating licenses | Chengdu Ommay
Acquisitions
Estimated useful lives								1 year
Operating licenses | Yinchuan Ciming
Acquisitions
Estimated useful lives					2 years
Operating licenses | Yantai Hongkang
Acquisitions
Estimated useful lives						3 years 9 months 18 days
Operating licenses | Wuhan Xiandai Sunny
Acquisitions
Estimated useful lives		1 year 10 months 24 days
Operating licenses | Xi'an iKang
Acquisitions
Estimated useful lives			3 years 7 months 6 days
Operating licenses | Guizhou Wishstar
Acquisitions
Estimated useful lives	2 years
Minimum | Customer relationship
Acquisitions
Estimated useful lives															2 years 1 month 6 days
Minimum | Favorable lease contracts
Acquisitions
Estimated useful lives															2 years 9 months 18 days
Minimum | Operating licenses
Acquisitions
Estimated useful lives															3 months 18 days
Minimum | Operating licenses | WA HK
Acquisitions
Estimated useful lives									1 year 10 months 24 days
Minimum | Operating licenses | Beijing Tianzhikangjian
Acquisitions
Estimated useful lives							1 year 8 months 12 days
Minimum | Operating licenses | Shandong Ciming Clinics
Acquisitions
Estimated useful lives				1 year 3 months 18 days
Maximum | Customer relationship
Acquisitions
Estimated useful lives															10 years
Maximum | Favorable lease contracts
Acquisitions
Estimated useful lives															9 years 9 months 18 days
Maximum | Operating licenses
Acquisitions
Estimated useful lives															5 years
Maximum | Operating licenses | WA HK
Acquisitions
Estimated useful lives									2 years 9 months 18 days
Maximum | Operating licenses | Beijing Tianzhikangjian
Acquisitions
Estimated useful lives							4 years 7 months 6 days
Maximum | Operating licenses | Shandong Ciming Clinics
Acquisitions
Estimated useful lives				4 years 4 months 24 days